Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	$ 37,691	$ 209,989
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(47,600)	(27,082)
Adjustments from investments carried at fair value	2,709	(87,058)
Non-controlling interests share of income	25,135	18,243
Non-deductible acquisition costs	3,733	3,223
Tax credits	(49,415)	(40,185)
Adjustment relating to prior periods	1,333	(4,228)
Deferred income taxes on regulated income recorded as regulatory assets	(3,807)	(2,811)
Amortization and settlement of excess deferred income tax	(16,778)	(12,392)
Other	3,574	6,884
Income tax expense (recovery)	$ (43,425)	$ 64,583